UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21148

Eaton Vance New York Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Bond Funds

Semiannual Report

March 31, 2013

Municipal (EIM)    •    California (EVM)    •     New York (ENX)

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report March 31, 2013

Eaton Vance

Municipal Bond Funds

Table of Contents

Performance and Fund Profile

Municipal Bond Fund	2
California Municipal Bond Fund	3
New York Municipal Bond Fund	4

Endnotes and Additional Disclosures	5

Financial Statements	6

Officers and Trustees	34

Important Notices	35

Eaton Vance

Municipal Bond Fund

March 31, 2013

Performance1,2

Portfolio Manager William H. Ahern, Jr., CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	1.29%	10.97%	8.64%	6.60%
Fund at Market Price	—	–2.30	11.80	8.12	6.96
Barclays Capital Long (22+) Municipal Bond Index	—	1.44%	7.50%	7.32%	5.76%

% Premium/Discount to NAV
					–1.08%

Distributions[3]
Total Distributions per share for the period					$0.383
Distribution Rate at NAV					5.51%
Taxable-Equivalent Distribution Rate at NAV					9.73%
Distribution Rate at Market Price					5.57%
Taxable-Equivalent Distribution Rate at Market Price					9.84%

% Total Leverage[4]
Residual Interest Bond (RIB)					39.41%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.4 Absent such securities, credit quality (% of total investments) is as follows:5

AAA	13.3%	BBB	6.9%
AA	59.5	BB	0.2
A	19.6	Not Rated	0.5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

California Municipal Bond Fund

March 31, 2013

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	2.16%	9.92%	6.75%	5.55%
Fund at Market Price	—	–0.77	7.79	4.69	5.57
Barclays Capital Long (22+) Municipal Bond Index	—	1.44%	7.50%	7.32%	5.76%

% Premium/Discount to NAV
					–5.34%

Distributions[3]
Total Distributions per share for the period					$0.327
Distribution Rate at NAV					5.06%
Taxable-Equivalent Distribution Rate at NAV					10.31%
Distribution Rate at Market Price					5.35%
Taxable-Equivalent Distribution Rate at Market Price					10.90%

% Total Leverage[4]
RIB					41.80%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.4 Absent such securities, credit quality (%of total investments) is as follows:5

AAA	14.0%	BBB	7.6%
AA	54.9	BB	2.7
A	20.8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

New York Municipal Bond Fund

March 31, 2013

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	0.36%	8.78%	7.48%	5.79%
Fund at Market Price	—	–2.13	9.23	7.01	6.26
Barclays Capital Long (22+) Municipal Bond Index	—	1.44%	7.50%	7.32%	5.76%

% Premium/Discount to NAV
					–1.13%

Distributions[3]
Total Distributions per share for the period					$0.344
Distribution Rate at NAV					4.86%
Taxable-Equivalent Distribution Rate at NAV					9.42%
Distribution Rate at Market Price					4.91%
Taxable-Equivalent Distribution Rate at Market Price					9.51%

% Total Leverage[4]
RIB					38.62%

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.4 Absent such securities, credit quality (% of total investments) is as follows:5

AAA	14.2%	BBB	9.7%
AA	49.3	Not Rated	1.5
A	25.3

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance

Municipal Bond Funds

March 31, 2013

Endnotes and Additional Disclosures

[1]

Barclays Capital Long (22+) Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage.

[3]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[4]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes. Floating Rate Notes reflect adjustments for executed but unsettled RIB transactions, if applicable.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

5

Eaton Vance

Municipal Bond Fund

March 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 163.5%

Security	Principal Amount (000’s omitted)	Value

Education — 15.0%
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/38(1)	$9,750	$11,378,348
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	14,700	16,275,546
Houston, TX, Higher Education Finance Corp., (William Marsh Rice University), 5.00%, 5/15/35(1)	15,000	17,176,500
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	5,810	7,405,600
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	8,325	10,730,259
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,000	2,279,660
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	8,790	10,502,028
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	15,300	17,047,413
New York Dormitory Authority, (State University Educational Facilities), 4.00%, 5/15/28	8,025	8,678,235
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	13,500	15,678,360
Tennessee School Bond Authority, 5.50%, 5/1/38	5,000	5,793,700
University of California, 5.25%, 5/15/39	4,450	5,181,313
University of Colorado, (University Enterprise Revenue), 5.25%, 6/1/36(1)	10,000	11,624,000
University of North Carolina at Charlotte, 5.00%, 4/1/32	2,090	2,425,863

		$142,176,825

Electric Utilities — 2.6%
JEA St. Johns River Power Park System Revenue, FL, 4.00%, 10/1/32(1)	$10,000	$10,305,800
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.00%, 9/1/29	2,055	2,061,638
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	7,110	8,191,431
Wyandotte County/Kansas City, KS, Unified Government Board of Public Utilities, 5.00%, 9/1/36	3,425	3,832,746

		$24,391,615

Escrowed / Prerefunded — 0.9%
Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), Prerefunded to 7/1/13, 5.25%, 7/1/32	$8,165	$8,352,060

		$8,352,060

Security	Principal Amount (000’s omitted)	Value

General Obligations — 17.2%
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	$8,320	$9,406,925
City & County of San Francisco, CA, (Earthquake Safety & Emergency Response), 4.00%, 6/15/27	9,080	9,793,143
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/1/32	3,000	3,576,510
Florida Board of Education, 5.00%, 6/1/31	10,000	11,752,900
Frisco, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/37	6,465	7,393,439
Georgia, 5.00%, 7/1/29	10,000	11,941,000
Hawaii, 5.00%, 12/1/29	7,620	8,996,172
Hawaii, 5.00%, 12/1/30	6,500	7,646,340
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36(1)	2,000	2,308,540
Mississippi, (Capital Improvements Projects), 5.00%, 10/1/30(1)	10,000	11,684,200
Mississippi, (Capital Improvements Projects), 5.00%, 10/1/36	15	17,135
Mississippi, 5.00%, 10/1/36(1)	12,075	13,793,755
New York, 5.00%, 12/15/30	7,660	9,016,280
New York, 5.00%, 2/15/36	5,000	5,657,700
North East Independent School District, TX, (PSF Guaranteed), 5.25%, 2/1/28	2,000	2,584,580
Northside Independent School District, TX, (PSF Guaranteed), 5.00%, 6/15/35	180	199,283
Northside Independent School District, TX, (PSF Guaranteed), 5.00%, 6/15/35(1)	12,250	13,562,342
Oregon, 5.00%, 8/1/35(1)	6,750	7,899,660
Oregon, 5.00%, 8/1/36	2,000	2,332,520
Port of Houston Authority of Harris County, TX, 5.00%, 10/1/35	7,500	8,956,425
Virginia Beach, VA, 4.00%, 4/1/27	690	765,555
Virginia Beach, VA, 4.00%, 4/1/28	2,820	3,105,497
Washington, 4.00%, 7/1/27(1)	10,000	10,960,400

		$163,350,301

Hospital — 6.5%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,146,390
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	1,770	2,013,552
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	11,760	12,954,698
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	4,215	4,502,168
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	2,520	2,604,622

6	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	$860	$895,948
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	4,535	4,763,428
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	3,900	3,916,224
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	7,190	7,964,507
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	8,310	2,449,622
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/41	10,000	2,512,900
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	5,355	5,649,418
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.00%, 10/1/42	2,000	2,180,840
South Miami, FL, Health Facilities Authority, (Baptist Health South Florida Obligated Group), 5.00%, 8/15/42	100	107,354
South Miami, FL, Health Facilities Authority, (Baptist Health South Florida Obligated Group), 5.00%, 8/15/42(1)	900	966,186
Tarrant County, TX, Cultural Education Facilities Finance Corp., (Scott & White Healthcare), 5.25%, 8/15/40	6,105	6,775,512

		$61,403,369

Industrial Development Revenue — 1.7%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$9,160	$10,735,886
St. Charles Parish, LA, (Valero Energy Corp.), 4.00% to 6/1/22 (Put Date), 12/1/40	1,000	1,098,170
St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	4,370	4,632,943

		$16,466,999

Insured – Education — 2.9%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	$14,400	$18,560,160
Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	7,865	8,708,679

		$27,268,839

Insured – Electric Utilities — 3.6%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$5,000	$5,662,550
Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.50%, 5/1/33	1,350	1,589,018

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities (continued)
Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	$13,895	$14,185,961
Paducah, KY, Electric Plant Board, (AGC), 5.25%, 10/1/35	2,735	3,011,782
South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	7,840	9,229,483

		$33,678,794

Insured – Escrowed / Prerefunded — 0.6%
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.125%, 11/15/39	$3,950	$4,321,576
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.25%, 11/15/44	1,050	1,150,905

		$5,472,481

Insured – General Obligations — 10.7%
Cincinnati, OH, City School District, (AGM), (FGIC), 5.25%, 12/1/30	$3,750	$4,928,138
Clark County, NV, (AMBAC), 2.50%, 11/1/36	11,845	9,483,818
Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 2.75%, 8/15/39	9,530	8,842,125
Kane, Cook and DuPage Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/22	39,750	30,427,432
King County, WA, Public Hospital District No. 1, (AGC), 5.00%, 12/1/37(1)	7,000	7,670,390
Palm Springs, CA, Unified School District, (AGC), 5.00%, 8/1/32	8,955	10,034,078
Port Arthur, TX, Independent School District, (AGC), 4.75%, 2/15/38	95	104,372
Port Arthur, TX, Independent School District, (AGC), 4.75%, 2/15/38(1)	10,950	12,030,217
Schaumburg, IL, (BHAC), (FGIC), 5.00%, 12/1/38(1)	12,750	13,484,012
Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	4,275	4,362,338

		$101,366,920

Insured – Hospital — 16.1%
Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$8,250	$9,149,085
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	11,000	12,226,170
Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	11,500	12,418,045
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	15,500	17,204,070

7	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital (continued)
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	$3,795	$4,070,593
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	15,000	15,956,400
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	2,500	2,671,675
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,625	2,954,962
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	1,675	1,879,719
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(1)	19,150	19,734,841
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36	5,250	5,626,582
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	545	578,943
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38	410	435,535
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	3,250	3,452,410
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	13,115	14,449,189
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	5,795	6,688,009
Washington Health Care Facilities Authority, (Providence Health Care), Series C, (AGM), 5.25%, 10/1/33(1)	8,700	9,517,101
Washington Health Care Facilities Authority, (Providence Health Care), Series D, (AGM), 5.25%, 10/1/33(1)	12,605	13,795,163

		$152,808,492

Insured – Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc. Project), (BHAC), 5.00%, 10/1/39(1)	$9,000	$9,964,530

		$9,964,530

Insured – Lease Revenue / Certificates of Participation — 9.2%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$2,910	$3,375,222
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	24,000	26,671,680

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation (continued)
San Jose, CA, Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37(1)	$42,750	$42,888,937
Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	13,000	14,152,970

		$87,088,809

Insured – Other Revenue — 4.3%
Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45(1)	$25,875	$27,097,853
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	16,795	5,608,522
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	6,750	8,318,835

		$41,025,210

Insured – Solid Waste — 0.5%
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$2,760	$3,299,580
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	1,575	1,873,321

		$5,172,901

Insured – Special Tax Revenue — 6.1%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$17,940	$17,016,628
Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	18,035	11,273,679
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	15,000	12,960,450
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	28,945	4,388,062
Utah Transportation Authority, Sales Tax Revenue, (AGM), 4.75%, 6/15/32(1)	10,800	12,206,152

		$57,844,971

Insured – Student Loan — 0.9%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$7,435	$8,343,334

		$8,343,334

Insured – Transportation — 20.6%
Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34(1)	$21,640	$22,991,632
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	8,080	9,019,300
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/23(2)	10,070	874,982

8	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/28(2)	$3,100	$182,559
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40(6)	15,000	3,622,200
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/21	10,200	7,617,768
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	6,228,500
Harris County, TX, Toll Road, Senior Lien, (BHAC), (NPFG), 5.00%, 8/15/33(1)	7,800	8,784,594
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	6,710	7,337,855
Maryland Transportation Authority, (AGM), 5.00%, 7/1/35(1)	20,995	23,762,338
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36(1)	14,000	15,736,840
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	1,785	2,034,596
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	11,700	13,507,767
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	1,015	1,158,897
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	1,160	1,329,801
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48(1)	20,000	23,234,400
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/26(1)	10,000	11,414,900
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	1,605	847,328
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	1,950	967,629
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	1,000	466,630
San Joaquin Hills Transportation Corridor Agency, CA, (Toll Road Bonds), (NPFG), 0.00%, 1/15/25	26,215	14,740,957
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/20	23,845	19,412,453

		$195,273,926

Insured – Water and Sewer — 15.0%
Austin, TX, Water and Wastewater, (AGM), (BHAC), 5.00%, 11/15/33(1)	$2,000	$2,232,200
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	3,185	3,662,973
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	1,985	2,287,335
Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	3,170	3,660,050
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	3,060	3,486,258
Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	13,670	9,832,831
DeKalb County, GA, Water and Sewer, (AGM), 5.25%, 10/1/32(1)	10,000	12,351,900
District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	8,500	9,766,330

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)
Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33(1)	$27,570	$31,194,348
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/32	5,540	7,154,134
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/38	1,070	1,403,316
Massachusetts Water Resources Authority, (AMBAC), (BHAC), 4.00%, 8/1/40	9,095	9,269,988
New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40(1)	9,500	11,281,155
San Luis Obispo County, CA, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	3,535	3,612,417
Seattle, WA, Drain and Wastewater Revenue, (AGM), 5.00%, 6/1/38(1)	27,670	31,031,624

		$142,226,859

Lease Revenue / Certificates of Participation — 1.6%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$2,565	$3,007,950
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	335	387,628
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30(1)	10,000	11,571,000

		$14,966,578

Other Revenue — 3.0%
New York, NY, Transitional Finance Authority, Building Aid Revenue, 5.00%, 7/15/36(1)	$10,750	$12,128,903
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	9,200	11,096,304
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/31	1,440	1,528,128
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	3,395	3,588,922

		$28,342,257

Senior Living / Life Care — 0.1%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$1,175	$1,354,011

		$1,354,011

Special Tax Revenue — 5.1%
Michigan Trunk Line Fund, 5.00%, 11/15/30	$1,390	$1,618,919
Michigan Trunk Line Fund, 5.00%, 11/15/31	1,500	1,743,285
Michigan Trunk Line Fund, 5.00%, 11/15/33	1,285	1,480,680
Michigan Trunk Line Fund, 5.00%, 11/15/36	1,020	1,167,808

9	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/37(1)	$20,000	$22,744,200
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 12/15/32	7,180	8,332,749
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/31	10,000	11,396,000

		$48,483,641

Transportation — 10.5%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$8,275	$9,223,977
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	3,285	3,856,327
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	4,640	5,212,576
Metropolitan Transportation Authority, NY, 5.25%, 11/15/40	6,735	7,520,436
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	10,940	12,079,839
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	10,000	12,169,300
New York Thruway Authority, 5.00%, 1/1/37	780	866,627
New York Thruway Authority, 5.00%, 1/1/42	4,695	5,160,697
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/35	2,915	3,205,713
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/40	2,590	2,827,451
Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	5,000	4,906,350
Port Authority of New York and New Jersey, 4.00%, 7/15/32(1)	9,650	10,410,323
Port Authority of New York and New Jersey, 4.75%, 7/15/31	4,300	4,750,554
Port Authority of New York and New Jersey, 5.00%, 7/15/39	5,000	5,586,500
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/41	5,320	5,734,641
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/33	5,000	5,651,200

		$99,162,511

Water and Sewer — 7.7%
California Department of Water Resources, (Central Valley Project), 5.25%, 12/1/35(1)	$10,000	$12,021,500
Charleston, SC, Waterworks and Sewer Revenue, 5.00%, 1/1/35	2,735	3,142,625
Chicago, IL, Water Revenue, 5.00%, 11/1/42	5,000	5,565,500
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	1,070	1,154,198
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,785	1,930,977
Honolulu, HI, City and County Wastewater System, 5.25%, 7/1/36(1)	9,750	11,347,538

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
King County, WA, Sewer Revenue, 5.00%, 1/1/34(1)	$10,000	$11,334,000
Marco Island, FL, Utility System, 5.00%, 10/1/34	1,445	1,598,589
Marco Island, FL, Utility System, 5.00%, 10/1/40	6,325	6,940,106
New York Municipal Water Finance Authority, 5.00%, 6/15/34	10,000	11,387,500
Portland, OR, Water System, 5.00%, 5/1/36	5,385	6,163,941

		$72,586,474

Total Tax-Exempt Municipal Securities — 163.5% (identified cost $1,426,171,525)		$1,548,572,707

Corporate Bonds & Notes — 0.0%(3)

Security	Principal Amount (000’s omitted)	Value

Municipal — 0.0%(3)
Las Vegas Monorail Co., Jr. Subordinated Notes, 3.00% to 12/31/15, 5.50%, 7/15/55(4)(5)	$125	$0
Las Vegas Monorail Co., Sr. Secured Notes, 5.50%, 7/15/19(4)(5)	416	208,140

Total Corporate Bonds & Notes — 0.0%(3) (identified cost $0)		$208,140

Total Investments — 163.5% (identified cost $1,426,171,525)		$1,548,780,847

Other Assets, Less Liabilities — (63.5)%		$(601,395,341)

Net Assets — 100.0%		$947,385,506

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
XLCA	–	XL Capital Assurance, Inc.

10	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

At March 31, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

California	12.9%
New York	12.8%
Texas	12.4%
Others, representing less than 10% individually	61.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2013, 56.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 20.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(3)	Amount is less than 0.05%.

(4)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(6)	Security is in default and making only partial interest payments.

11	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund

March 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 170.2%

Security	Principal Amount (000’s omitted)	Value

Education — 15.1%
California Educational Facilities Authority, (California Institute of Technology), 5.00%, 11/1/39(1)	$10,000	$11,172,000
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	2,680	3,079,240
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	550	632,769
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	940	1,066,251
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/23	365	430,412
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	1,375	1,513,009
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	3,630	4,132,428
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	650	795,899
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	6,200	7,186,420
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	1,790	2,019,550
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	1,175	1,311,511
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	800	875,016
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	2,270	2,643,233
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	2,395	2,771,686
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	2,520	2,899,084

		$42,528,508

Electric Utilities — 3.1%
Puerto Rico Electric Power Authority, 5.25%, 7/1/29	$3,905	$3,868,879
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	1,890	2,157,983
Vernon, Electric System Revenue, 5.125%, 8/1/21	2,375	2,687,835

		$8,714,697

General Obligations — 23.7%
California, 5.50%, 11/1/35	$4,600	$5,550,498
Foothill-De Anza Community College District, 5.00%, 8/1/40(1)	10,000	11,320,000
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/32	545	591,014

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/33	$600	$648,342
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/34	655	704,250
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/35	645	705,333
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/36	785	855,399
Larkspur-Corte Madera School District, (Election of 2011), 4.50%, 8/1/39	2,815	3,125,579
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	7,020	7,926,352
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,375	1,584,784
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	2,545	2,945,532
San Francisco Bay Area Rapid Transit District, (Election of 2004), 5.00%, 8/1/35	5,000	5,671,250
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/33	1,910	2,225,055
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	2,230	2,589,922
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/37	15	17,158
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/37(1)	4,975	5,690,803
Santa Monica-Malibu Unified School District, (Election 2006), 4.50%, 7/1/36(2)	12,000	13,282,560
Tamalpais Union High School District, 5.00%, 8/1/26	1,000	1,201,070

		$66,634,901

Hospital — 18.4%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$2,000	$2,104,180
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	1,750	2,006,183
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	550	625,680
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	4,580	5,045,282
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	2,565	2,916,482
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/39	2,565	2,873,800
California Health Facilities Financing Authority, (Lucile Salter Packard Children’s Hospital), 5.00%, 8/15/51(1)	10,000	11,084,800
California Health Facilities Financing Authority, (Stanford Hospital and Clinics), 5.00%, 8/15/51	6,000	6,640,800

12	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31(1)	$5,000	$5,838,100
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	2,170	2,354,081
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31(3)	3,950	3,958,808
Washington Township Health Care District, 5.00%, 7/1/32	3,165	3,297,044
Washington Township Health Care District, 5.25%, 7/1/29	3,005	3,009,538

		$51,754,778

Insured – Education — 11.7%
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	$2,300	$2,495,776
California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	8,250	9,086,138
University of California, (AGM), 4.50%, 5/15/26(1)	3,095	3,328,889
University of California, (AGM), 4.50%, 5/15/28(1)	6,690	7,001,419
University of California, (BHAC), (FGIC), 4.75%, 5/15/37(1)	10,750	10,920,817

		$32,833,039

Insured – Electric Utilities — 14.2%
Anaheim Public Financing Authority, (Electric System District), (BHAC), (NPFG), 4.50%, 10/1/32(1)	$20,000	$21,214,390
Glendale, Electric System Revenue, (AGC), 5.00%, 2/1/31	2,240	2,460,013
Los Angeles Department of Water and Power, Electric System Revenue, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	6,750	7,752,510
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	2,000	2,317,160
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,129,780
Sacramento Municipal Utility District, (AMBAC), (BHAC), 5.25%, 7/1/24	4,000	4,926,200

		$39,800,053

Insured – General Obligations — 21.5%
Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$4,175	$4,713,617
Burbank Unified School District, (FGIC), (NPFG), 0.00%, 8/1/21	4,135	3,272,274
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	23,150	7,555,465
El Camino Hospital District, (NPFG), 4.45%, 8/1/36	2,385	2,458,506
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33(3)	4,500	5,025,690
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	5,705	6,432,730

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
San Diego Community College District, (Election of 2006), (AGM), 5.00%, 8/1/32	$15	$17,169
San Diego Community College District, (Election of 2006), (AGM), 5.00%, 8/1/32(1)	6,100	6,982,121
San Diego Unified School District, (FGIC), (NPFG), 0.00%, 7/1/22	2,300	1,708,808
San Diego Unified School District, (FGIC), (NPFG), 0.00%, 7/1/23	5,000	3,488,500
San Juan Unified School District, (AGM), 0.00%, 8/1/21	5,630	4,455,357
San Mateo County, Community College District, (FGIC), (NPFG), 0.00%, 9/1/22	4,840	3,785,267
San Mateo County, Community College District, (FGIC), (NPFG), 0.00%, 9/1/23	4,365	3,261,528
San Mateo County, Community College District, (FGIC), (NPFG), 0.00%, 9/1/25	3,955	2,710,243
San Mateo Union High School District, (FGIC), (NPFG), 0.00%, 9/1/21(3)	5,240	4,341,549
Ventura County, Community College District, (NPFG), 5.00%, 8/1/27	350	355,148

		$60,563,972

Insured – Hospital — 7.0%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), (BHAC), 5.00%, 11/15/34	$2,205	$2,400,892
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/31(1)	10,000	11,150,000
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	3,500	3,779,090
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	2,000	2,208,240

		$19,538,222

Insured – Lease Revenue / Certificates of Participation — 11.2%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$3,885	$5,259,280
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	10,000	11,113,200
San Jose Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37	1,000	1,003,250
San Jose Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37(1)	14,000	14,045,500

		$31,421,230

Insured – Special Tax Revenue — 12.7%
Ceres, Redevelopment Agency Tax, (AMBAC), 4.00%, 11/1/36	$7,765	$6,838,247
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/31	595	585,129

13	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$7,240	$6,784,097
Pomona, Public Financing Authority, (NPFG), 5.00%, 2/1/33	5,940	5,941,307
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	15,020	2,277,032
San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AGM), 4.25%, 7/1/36	1,600	1,637,824
San Jose Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	3,680	3,316,159
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32(1)	7,500	8,436,450

		$35,816,245

Insured – Transportation — 2.0%
San Joaquin Hills, Transportation Corridor Agency, (NPFG), 0.00%, 1/15/30	$3,445	$1,480,902
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	1,885	1,983,925
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/37	2,040	2,138,654

		$5,603,481

Insured – Water and Sewer — 9.7%
Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37(1)	$7,000	$7,411,880
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), 5.00%, 6/1/32	345	389,560
East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32(1)	6,500	7,339,540
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	1,595	1,741,038
San Luis Obispo County, (Nacimiento Water Project), (BHAC), (NPFG), 5.00%, 9/1/38	5,000	5,393,100
San Luis Obispo County, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	2,750	2,810,225
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	2,225	2,289,748

		$27,375,091

Special Tax Revenue — 9.4%
Contra Costa Community College District, 4.00%, 8/1/30(1)	$7,500	$7,934,325
San Diego County Regional Transportation Commission, 5.00%, 4/1/42(1)	10,000	11,286,300
San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, 5.00%, 7/1/36(1)	6,250	7,207,250

		$26,427,875

Security	Principal Amount (000’s omitted)	Value

Transportation — 8.1%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29(1)	$6,500	$7,769,580
Long Beach, Harbor Revenue, 5.00%, 5/15/27	1,960	2,261,683
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	7,500	8,433,150
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,190	2,417,081
San Jose, Airport Revenue, 5.00%, 3/1/31	1,750	1,919,470

		$22,800,964

Water and Sewer — 2.4%
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/37	$10	$11,676
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/37(1)	5,725	6,684,682

		$6,696,358

Total Tax-Exempt Investments — 170.2% (identified cost $444,276,809)		$478,509,414

Other Assets, Less Liabilities — (70.2)%		$(197,430,768)

Net Assets — 100.0%		$281,078,646

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2013, 52.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 21.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	When-issued security.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

14	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund

March 31, 2013

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 161.3%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.7%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$3,360	$3,789,643
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 10/15/35	50	55,869
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 10/15/35(1)	6,100	6,815,957

		$10,661,469

Education — 25.7%
Hempstead Local Development Corp., (Adelphi University Project), 5.00%, 6/1/20	$760	$896,914
Hempstead Local Development Corp., (Adelphi University Project), 5.00%, 6/1/21	950	1,126,975
Hempstead Local Development Corp., (Adelphi University Project), 5.00%, 6/1/31	800	884,936
Hempstead Local Development Corp., (Adelphi University Project), 5.00%, 6/1/32	300	329,835
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	405	466,722
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/24	210	238,197
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/25	135	151,196
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	240	274,085
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39(1)	10,000	11,420,200
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41(1)	10,000	11,518,100
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	5,700	6,508,203
New York Dormitory Authority, (New York University), 5.00%, 7/1/39(1)	10,000	11,314,600
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/40	2,000	2,203,520
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	2,700	3,008,367
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/26	1,175	1,359,675
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/30	300	344,658
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,250	5,926,567

		$57,972,750

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 1.6%
Puerto Rico Electric Power Authority, 5.25%, 7/1/30	$3,560	$3,513,969

		$3,513,969

Escrowed / Prerefunded — 0.7%
Madison County Industrial Development Agency, (Colgate University), Prerefunded to 7/1/13, 5.00%, 7/1/33	$1,630	$1,650,261

		$1,650,261

General Obligations — 11.8%
Arlington Central School District, 4.00%, 12/15/29	$1,360	$1,481,598
Arlington Central School District, 4.00%, 12/15/30	2,330	2,521,922
Long Beach City School District, 4.50%, 5/1/26	4,715	5,269,625
New York, 5.00%, 2/15/34(1)	7,250	8,257,967
New York City, 4.00%, 10/1/30(1)	7,500	7,947,450
Peekskill, 5.00%, 6/1/35	465	509,603
Peekskill, 5.00%, 6/1/36	490	535,526

		$26,523,691

Hospital — 10.2%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$620	$685,187
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	820	900,737
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	9,325	10,037,523
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	1,065	1,291,877
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/26	2,055	2,206,515
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	6,900	7,813,491

		$22,935,330

Housing — 1.2%
New York Housing Development Corp., 4.95%, 11/1/39	$2,500	$2,676,275

		$2,676,275

Industrial Development Revenue — 1.0%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$500	$586,020
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,440	1,746,058

		$2,332,078

15	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 17.5%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$925	$1,121,211
New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	1,750	2,075,833
New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	10,750	11,827,795
New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	1,555	1,724,168
New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	2,405	2,664,860
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	3,750	4,142,738
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	8,500	9,352,210
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/34	5,555	2,165,283
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/36	8,455	2,990,449
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/37	4,000	1,348,920

		$39,413,467

Insured – Electric Utilities — 6.0%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,000	$5,964,400
New York Power Authority, (BHAC), (NPFG), 4.50%, 11/15/47(1)	7,210	7,588,592

		$13,552,992

Insured – Escrowed / Prerefunded — 3.4%
Madison County Industrial Development Agency, (Colgate University), (NPFG), Prerefunded to 7/1/14, 5.00%, 7/1/39	$4,000	$4,238,800
New York Dormitory Authority, (Brooklyn Law School), (XLCA), Prerefunded to 7/1/13, 5.125%, 7/1/30	3,280	3,321,394

		$7,560,194

Insured – General Obligations — 8.7%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$2,290	$2,678,407
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	2,390	2,811,022
East Northport Fire District, (AGC), 4.50%, 11/1/20	200	236,956
East Northport Fire District, (AGC), 4.50%, 11/1/21	200	234,890
East Northport Fire District, (AGC), 4.50%, 11/1/22	200	232,800
East Northport Fire District, (AGC), 4.50%, 11/1/23	200	230,648

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Eastchester Union Free School District, (AGM), 3.75%, 6/15/21	$255	$281,658
Eastchester Union Free School District, (AGM), 4.00%, 6/15/23	175	192,052
Freeport, (AGC), 5.00%, 10/15/20	185	221,190
Freeport, (AGC), 5.00%, 10/15/21	195	231,264
Hauppauge Union Free School District, (AGC), 4.00%, 7/15/24	940	1,033,568
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	1,110	1,232,844
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	820	899,975
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	860	942,061
New York City, (AGM), 5.00%, 4/1/22	2,250	2,529,697
Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	785	903,056
Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	825	940,030
Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	905	1,020,940
Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	950	1,064,750
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	1,590	1,752,577

		$19,670,385

Insured – Hospital — 3.3%
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	$4,355	$4,731,925
New York Dormitory Authority, (Maimonides Medical Center), (NPFG), 5.00%, 8/1/33	2,525	2,681,929

		$7,413,854

Insured – Housing — 1.1%
New York Housing Development Corp., (FGIC), (NPFG), 5.00%, 7/1/25	$2,350	$2,545,309

		$2,545,309

Insured – Other Revenue — 6.2%
New York City Cultural Resource Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$2,055	$2,144,680
New York City Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	6,930	7,055,502
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	4,050	4,688,564

		$13,888,746

16	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Solid Waste — 2.1%
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$1,490	$1,265,233
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	1,090	848,467
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	3,635	2,590,810

		$4,704,510

Insured – Special Tax Revenue — 6.1%
New York State Housing Finance Agency, (AGM), 5.00%, 3/15/37	$2,415	$2,653,143
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	2,175	2,739,847
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	3,000	693,570
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/32	4,000	1,229,600
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,705	1,016,478
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	850	904,783
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	4,185	4,446,688

		$13,684,109

Insured – Transportation — 8.4%
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/24(1)	$5,600	$6,534,356
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33(1)	11,000	12,452,770

		$18,987,126

Insured – Water and Sewer — 2.9%
Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.125%, 11/1/23	$300	$357,813
Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	3,835	4,503,785
Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	1,475	1,536,965

		$6,398,563

Other Revenue — 6.5%
Battery Park City Authority, 5.00%, 11/1/34	$5,225	$6,168,635
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	4,900	2,211,762

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/40	$5,500	$6,195,365

		$14,575,762

Special Tax Revenue — 15.3%
Metropolitan Transportation Authority Dedicated Tax Fund, 5.00%, 11/15/31(1)	$10,000	$11,711,900
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/35(1)	10,000	11,279,900
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	1,000	1,183,100
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	6,500	7,579,195
New York Thruway Authority, Miscellaneous Tax Revenue, 5.00%, 4/1/26	2,370	2,734,411

		$34,488,506

Transportation — 11.5%
Metropolitan Transportation Authority, 5.25%, 11/15/38	$3,430	$3,853,262
Nassau County Bridge Authority, 5.00%, 10/1/35	1,565	1,720,451
Nassau County Bridge Authority, 5.00%, 10/1/40	300	330,216
New York Bridge Authority, 5.00%, 1/1/26	450	539,352
New York Thruway Authority, 5.00%, 1/1/37	7,380	8,199,623
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	10,000	11,346,800

		$25,989,704

Water and Sewer — 5.4%
Albany Municipal Water Finance Authority, 5.00%, 12/1/26	$755	$885,034
Albany Municipal Water Finance Authority, 5.00%, 12/1/29	500	576,480
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	1,000	1,145,620
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/44(1)	8,750	9,610,650

		$12,217,784

Total Tax-Exempt Investments — 161.3% (identified cost $333,303,952)		$363,356,834

Other Assets, Less Liabilities — (61.3)%		$(138,047,071)

Net Assets — 100.0%		$225,309,763

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

17	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund

March 31, 2013

Portfolio of Investments (Unaudited) — continued

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2013, 40.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 13.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $433,100.

18	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Statements of Assets and Liabilities (Unaudited)

	March 31, 2013
Assets	Municipal Fund	California Fund	New York Fund
Investments —
Identified cost	$1,426,171,525	$444,276,809	$333,303,952
Unrealized appreciation	122,609,322	34,232,605	30,052,882
Investments, at value	$1,548,780,847	$478,509,414	$363,356,834
Cash	$1,158,048	$2,067,276	$—
Restricted cash*	1,236,000	875,000	240,000
Interest receivable	18,821,625	5,676,172	4,517,545
Receivable for investments sold	5,104,160	—	—
Receivable for variation margin on open financial futures contracts	32,625	46,313	7,031
Deferred debt issuance costs	772,598	210,891	61,600
Total assets	$1,575,905,903	$487,385,066	$368,183,010

Liabilities
Payable for floating rate notes issued	$616,185,000	$192,275,000	$141,750,000
Payable for investments purchased	9,939,586	—	—
Payable for when-issued securities	—	13,242,480	—
Due to custodian	—	—	573,448
Payable to affiliates:
Investment adviser fee	865,238	262,482	203,836
Interest expense and fees payable	1,384,639	445,939	269,926
Accrued expenses	145,934	80,519	76,037
Total liabilities	$628,520,397	$206,306,420	$142,873,247
Net Assets	$947,385,506	$281,078,646	$225,309,763

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$681,683	$217,562	$158,966
Additional paid-in capital	958,234,857	306,726,139	223,972,505
Accumulated net realized loss	(133,508,160)	(60,310,872)	(29,463,216)
Accumulated undistributed (distributions in excess of) net investment income	(385,002)	842,756	641,901
Net unrealized appreciation	122,362,128	33,603,061	29,999,607
Net Assets	$947,385,506	$281,078,646	$225,309,763

Common Shares Outstanding	68,168,250	21,756,186	15,896,585

Net Asset Value
Net assets ÷ common shares issued and outstanding	$13.90	$12.92	$14.17

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

19	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2013
Investment Income	Municipal Fund	California Fund	New York Fund
Interest	$33,933,048	$9,916,460	$7,688,771
Total investment income	$33,933,048	$9,916,460	$7,688,771

Expenses
Investment adviser fee	$5,129,132	$1,549,088	$1,196,012
Trustees’ fees and expenses	30,874	9,490	7,470
Custodian fee	153,649	86,748	77,740
Transfer and dividend disbursing agent fees	9,549	9,350	9,269
Legal and accounting services	112,918	40,402	39,521
Printing and postage	50,991	14,436	12,883
Interest expense and fees	2,275,382	651,142	501,639
Miscellaneous	40,084	16,759	17,936
Total expenses	$7,802,579	$2,377,415	$1,862,470
Deduct —
Reduction of custodian fee	$1,410	$785	$141
Total expense reductions	$1,410	$785	$141

Net expenses	$7,801,169	$2,376,630	$1,862,329

Net investment income	$26,131,879	$7,539,830	$5,826,442

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(2,533,089)	$(96,040)	$591,872
Extinguishment of debt	(16,462)	—	—
Financial futures contracts	989,867	920,638	237,342
Net realized gain (loss)	$(1,559,684)	$824,598	$829,214
Change in unrealized appreciation (depreciation) —
Investments	$(11,625,526)	$(1,975,573)	$(5,630,733)
Financial futures contracts	(339,651)	(548,495)	(80,677)
Net change in unrealized appreciation (depreciation)	$(11,965,177)	$(2,524,068)	$(5,711,410)

Net realized and unrealized loss	$(13,524,861)	$(1,699,470)	$(4,882,196)

Net increase in net assets from operations	$12,607,018	$5,840,360	$944,246

20	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Statements of Changes in Net Assets

	Six Months Ended March 31, 2013 (Unaudited)
Increase (Decrease) in Net Assets	Municipal Fund	California Fund	New York Fund
From operations —
Net investment income	$26,131,879	$7,539,830	$5,826,442
Net realized gain (loss) from investment transactions, extinguishment of debt and financial futures contracts	(1,559,684)	824,598	829,214
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(11,965,177)	(2,524,068)	(5,711,410)
Net increase in net assets from operations	$12,607,018	$5,840,360	$944,246
Distributions to common shareholders —
From net investment income	$(26,105,149)	$(7,114,273)	$(5,467,655)
Total distributions to common shareholders	$(26,105,149)	$(7,114,273)	$(5,467,655)
Capital share transactions —
Reinvestment of distributions to common shareholders	$356,129	$—	$40,685
Net increase in net assets from capital share transactions	$356,129	$—	$40,685

Net decrease in net assets	$(13,142,002)	$(1,273,913)	$(4,482,724)

Net Assets
At beginning of period	$960,527,508	$282,352,559	$229,792,487
At end of period	$947,385,506	$281,078,646	$225,309,763

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(385,002)	$842,756	$641,901

21	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2012
Increase (Decrease) in Net Assets	Municipal Fund	California Fund	New York Fund
From operations —
Net investment income	$51,959,034	$14,986,278	$11,564,459
Net realized gain (loss) from investment transactions, extinguishment of debt, financial futures contracts and swap contracts	(3,852,430)	(5,900,537)	2,773,656
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	111,234,773	33,765,761	17,979,700
Net increase in net assets from operations	$159,341,377	$42,851,502	$32,317,815
Distributions to common shareholders —
From net investment income	$(54,964,947)	$(15,903,902)	$(11,840,617)
Total distributions to common shareholders	$(54,964,947)	$(15,903,902)	$(11,840,617)
Capital share transactions —
Reinvestment of distributions to common shareholders	$446,577	$110,639	$312,111
Net increase in net assets from capital share transactions	$446,577	$110,639	$312,111

Net increase in net assets	$104,823,007	$27,058,239	$20,789,309

Net Assets
At beginning of year	$855,704,501	$255,294,320	$209,003,178
At end of year	$960,527,508	$282,352,559	$229,792,487

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(411,732)	$417,199	$283,114

22	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Statements of Cash Flows (Unaudited)

	Six Months Ended March 31, 2013
Cash Flows From Operating Activities	Municipal Fund	California Fund	New York Fund
Net increase in net assets from operations	$12,607,018	$5,840,360	$944,246
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(35,142,225)	(25,805,947)	(31,290,910)
Investments sold	37,825,708	19,049,899	19,003,841
Net amortization/accretion of premium (discount)	(2,199,528)	(380,189)	(37,657)
Amortization of deferred debt issuance costs	59,911	10,367	10,565
Decrease (increase) in interest receivable	63,990	(146,544)	(341,791)
Decrease (increase) in receivable for variation margin on open financial futures contracts	8,750	(18,938)	2,344
Decrease in receivable from the transfer agent	93,779	—	20,736
Increase in payable to affiliate for investment adviser fee	57,837	40,372	31,610
Increase (decrease) in interest expense and fees payable	37,843	(692)	48,339
Decrease in accrued expenses	(69,988)	(66,846)	(57,842)
Net change in unrealized (appreciation) depreciation from investments	11,625,526	1,975,573	5,630,733
Net realized (gain) loss from investments	2,533,089	96,040	(591,872)
Net realized loss on extinguishment of debt	16,462	—	—
Net cash provided by (used in) operating activities	$27,518,172	$593,455	$(6,627,658)

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(25,749,020)	$(7,114,273)	$(5,426,970)
Proceeds from secured borrowings	8,000,000	11,000,000	21,460,000
Repayment of secured borrowings	(5,145,000)	—	(9,745,000)
Increase (decrease) in due to custodian	(3,466,104)	(2,411,906)	339,628
Net cash provided by (used in) financing activities	$(26,360,124)	$1,473,821	$6,627,658

Net increase in cash	$1,158,048	$2,067,276	$—

Cash at beginning of period	$—	$—	$—

Cash at end of period	$1,158,048	$2,067,276	$—

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$356,129	$—	$40,685
Cash paid for interest and fees	2,177,628	641,467	442,735

23	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Financial Highlights

	Municipal Fund
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period (Common shares)	$14.100		$12.560	$13.080	$13.170	$11.080	$15.100

Income (Loss) From Operations
Net investment income(1)	$0.383		$0.763	$0.878	$0.878	$0.846	$0.959
Net realized and unrealized gain (loss)	(0.200)		1.584	(0.482)	(0.059)	2.051	(3.797)
Distributions to preferred shareholders
From net investment income	—		—	—	—	—	(0.171)
From net realized gain	—		—	—	—	—	(0.051)

Total income (loss) from operations	$0.183		$2.347	$0.396	$0.819	$2.897	$(3.060)

Less Distributions to Common Shareholders
From net investment income	$(0.383)		$(0.807)	$(0.916)	$(0.909)	$(0.807)	$(0.773)
From net realized gain	—		—	—	—	—	(0.187)

Total distributions to common shareholders	$(0.383)		$(0.807)	$(0.916)	$(0.909)	$(0.807)	$(0.960)

Net asset value — End of period (Common shares)	$13.900		$14.100	$12.560	$13.080	$13.170	$11.080

Market value — End of period (Common shares)	$13.750		$14.460	$12.350	$13.900	$13.160	$11.140

Total Investment Return on Net Asset Value(2)	1.29	%(3)	19.33%	3.89%	6.77%	28.15%	(21.24)%

Total Investment Return on Market Value(2)	(2.30	)%(3)	24.45%	(3.87)%	13.55%	27.36%	(21.90)%

Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000’s omitted)	$947,386		$960,528	$855,705	$889,539	$893,391	$719,392
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.15	%(5)	1.30%	1.25%	1.12%	1.04%	0.89%
Interest and fee expense(6)	0.47	%(5)	0.48%	0.56%	0.54%	1.33%	0.59%
Total expenses before custodian fee reduction	1.62	%(5)	1.78%	1.81%	1.66%	2.37%	1.48%
Expenses after custodian fee reduction excluding interest and fees	1.15	%(5)	1.30%	1.25%	1.12%	1.04%	0.86%
Net investment income	5.41	%(5)	5.75%	7.54%	7.04%	7.94%	6.94%
Portfolio Turnover	3	%(3)	17%	18%	18%	19%	54%

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

24	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Financial Highlights — continued

	California Fund
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period (Common shares)	$12.980		$11.740	$12.610	$12.940	$11.310	$15.000

Income (Loss) From Operations
Net investment income(1)	$0.347		$0.689	$0.801	$0.847	$0.827	$0.930
Net realized and unrealized gain (loss)	(0.080)		1.282	(0.822)	(0.331)	1.570	(3.418)
Distributions to preferred shareholders
From net investment income	—		—	—	—	—	(0.153)
From net realized gain	—		—	—	—	—	(0.094)

Total income (loss) from operations	$0.267		$1.971	$(0.021)	$0.516	$2.397	$(2.735)

Less Distributions to Common Shareholders
From net investment income	$(0.327)		$(0.731)	$(0.849)	$(0.846)	$(0.767)	$(0.724)
From net realized gain	—		—	—	—	—	(0.231)

Total distributions to common shareholders	$(0.327)		$(0.731)	$(0.849)	$(0.846)	$(0.767)	$(0.955)

Net asset value — End of period (Common shares)	$12.920		$12.980	$11.740	$12.610	$12.940	$11.310

Market value — End of period (Common shares)	$12.230		$12.650	$12.270	$13.300	$12.970	$11.090

Total Investment Return on Net Asset Value(2)	2.16	%(3)	17.34%	0.48%	4.53%	22.99%	(19.08)%

Total Investment Return on Market Value(2)	(0.77	)%(3)	9.42%	(0.43)%	10.00%	25.72%	(19.15)%

Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000’s omitted)	$281,079		$282,353	$255,294	$273,914	$280,743	$245,011
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.21	%(5)	1.25%	1.42%	1.16%	1.06%	0.95%
Interest and fee expense(6)	0.46	%(5)	0.48%	0.57%	0.56%	1.28%	0.51%
Total expenses before custodian fee reduction	1.67	%(5)	1.73%	1.99%	1.72%	2.34%	1.46%
Expenses after custodian fee reduction excluding interest and fees	1.21	%(5)	1.25%	1.42%	1.16%	1.04%	0.92%
Net investment income	5.30	%(5)	5.57%	7.20%	7.01%	7.64%	6.74%
Portfolio Turnover	3	%(3)	27%	21%	11%	8%	39%

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

25	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Financial Highlights — continued

	New York Fund
	Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period (Common shares)	$14.460		$13.170	$13.610	$13.640	$11.650	$14.800

Income (Loss) From Operations
Net investment income(1)	$0.367		$0.728	$0.797	$0.831	$0.790	$0.923
Net realized and unrealized gain (loss)	(0.313)		1.308	(0.412)	(0.041)	1.934	(3.152)
Distributions to preferred shareholders
From net investment income	—		—	—	—	—	(0.215)

Total income (loss) from operations	$0.054		$2.036	$0.385	$0.790	$2.724	$(2.444)

Less Distributions to Common Shareholders
From net investment income	$(0.344)		$(0.746)	$(0.825)	$(0.820)	$(0.734)	$(0.706)

Total distributions to common shareholders	$(0.344)		$(0.746)	$(0.825)	$(0.820)	$(0.734)	$(0.706)

Net asset value — End of period (Common shares)	$14.170		$14.460	$13.170	$13.610	$13.640	$11.650

Market value — End of period (Common shares)	$14.010		$14.660	$13.450	$14.010	$14.120	$10.980

Total Investment Return on Net Asset Value(2)	0.36	%(3)	15.87%	3.37%	6.16%	24.78%	(17.07)%

Total Investment Return on Market Value(2)	(2.13	)%(3)	15.03%	2.56%	5.56%	37.06%	(20.22)%

Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000’s omitted)	$225,310		$229,792	$209,003	$215,453	$215,303	$183,643
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.18	%(5)	1.22%	1.39%	1.12%	1.04%	0.99%
Interest and fee expense(6)	0.44	%(5)	0.43%	0.52%	0.55%	1.34%	0.55%
Total expenses before custodian fee reduction	1.62	%(5)	1.65%	1.91%	1.67%	2.38%	1.54%
Expenses after custodian fee reduction excluding interest and fees	1.18	%(5)	1.22%	1.39%	1.12%	1.03%	0.95%
Net investment income	5.06	%(5)	5.29%	6.37%	6.30%	6.83%	6.63%
Portfolio Turnover	5	%(3)	17%	29%	11%	21%	48%

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

26	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Bond Fund, Eaton Vance California Municipal Bond Fund and Eaton Vance New York Municipal Bond Fund, (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. The Funds seek to provide current income exempt from regular federal income tax, including alternative minimum tax, and, in state specific funds, taxes in its specified state.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends.

At September 30, 2012, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Funds’ next taxable year and are treated as realized prior to the utilization of the capital loss carryforward. The amounts and expiration dates of the capital loss carryforwards and the amounts of the deferred capital losses are as follows:

Expiration Date	Municipal Fund	California Fund	New York Fund

September 30, 2013	$—	$—	$125,998
September 30, 2015	31,250	—	—
September 30, 2016	6,857,645	533,889	—
September 30, 2017	18,034,628	4,562,453	7,946,914
September 30, 2018	56,183,712	23,169,615	8,909,352
September 30, 2019	16,458,561	7,665,268	6,463,209

Total capital loss carryforward	$97,565,796	$35,931,225	$23,445,473

Deferred capital losses	$37,911,988	$24,178,821	$6,316,331

27

Eaton Vance

Municipal Bond Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

As of March 31, 2013, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Fund) could be deemed to have personal liability for the obligations of the Fund. However, each Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at March 31, 2013. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At March 31, 2013, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Municipal Fund	California Fund	New York Fund

Floating Rate Notes Outstanding	$616,185,000	$192,275,000	$141,750,000
Interest Rate or Range of Interest Rates (%)	0.12 - 0.57	0.12 - 0.22	0.12 - 0.16
Collateral for Floating Rate Notes Outstanding	$740,829,976	$234,117,526	$177,295,635

28

Eaton Vance

Municipal Bond Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

For the six months ended March 31, 2013, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees and amortization of deferred debt issuance costs were as follows:

	Municipal Fund	California Fund	New York Fund

Average Floating Rate Notes Outstanding	$614,051,429	$190,791,484	$141,390,330
Average Interest Rate	0.74%	0.68%	0.71%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2013.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Interest Rate Swaps — Pursuant to interest rate swap agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to March 31, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

Each Fund intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are recorded on the ex-dividend date.

29

Eaton Vance

Municipal Bond Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. The fee is computed at an annual rate of 0.65% of each Fund’s average weekly gross assets and is payable monthly. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Fund. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the amount payable by the Fund to floating rate note holders, such adjustment being limited to the value of the Auction Preferred Shares (APS) outstanding prior to any APS redemptions by the Fund. EVM also serves as the administrator of each Fund, but receives no compensation. For the six months ended March 31, 2013, the investment adviser fees were as follows:

	Municipal Fund	California Fund	New York Fund

Investment Adviser Fee	$5,129,132	$1,549,088	$1,196,012

Pursuant to fee reduction agreements between EVM and each of the Municipal Fund and California Fund effective May 1, 2013, EVM has agreed to reduce its advisory fee rate by 0.025% per annum commencing May 1, 2013 and by another 0.025% per annum commencing May 1, 2014. The fee reductions cannot be terminated without the consent of a majority of Trustees and a majority of shareholders.

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2013 were as follows:

	Municipal Fund	California Fund	New York Fund

Purchases	$45,081,811	$31,756,115	$31,290,910
Sales	$42,853,427	$13,549,899	$19,003,841

5  Common Shares of Beneficial Interest

Common shares issued pursuant to the Funds’ dividend reinvestment plan for the six months ended March 31, 2013 and the year ended September 30, 2012 were as follows:

	Municipal Fund	California Fund	New York Fund

Six Months Ended March 31, 2013 (Unaudited)	24,971	—	2,812
Year Ended September 30, 2012	33,515	9,232	22,680

30

Eaton Vance

Municipal Bond Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

6  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2013, as determined on a federal income tax basis, were as follows:

	Municipal Fund	California Fund	New York Fund

Aggregate cost	$808,038,023	$248,491,421	$192,246,327

Gross unrealized appreciation	$145,620,091	$39,738,604	$31,337,866
Gross unrealized depreciation	(21,062,267)	(1,995,611)	(1,977,359)

Net unrealized appreciation	$124,557,824	$37,742,993	$29,360,507

7  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund’s assets to the extent of any overdraft. At March 31, 2013, the New York Fund had payments due to SSBT pursuant to the foregoing arrangement of $573,448. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at March 31, 2013. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 9) at March 31, 2013. The Funds’ average overdraft advances during the six months ended March 31, 2013 were not significant.

8  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at March 31, 2013 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

Municipal	6/13	348 U.S. 30-Year Treasury Bond	Short	$(50,027,931)	$(50,275,125)	$(247,194)
California	6/13	200 U.S. 10-Year Treasury Note	Short	$(26,148,072)	$(26,396,875)	$(248,803)
	6/13	194 U.S. 30-Year Treasury Bond	Short	(27,646,197)	(28,026,938)	(380,741)
New York	6/13	75 U.S. 30-Year Treasury Bond	Short	$(10,781,882)	$(10,835,157)	$(53,275)

At March 31, 2013, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

31

Eaton Vance

Municipal Bond Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2013 were as follows:

	Municipal Fund		California Fund		New York Fund

Liability Derivative:
Futures Contracts	$(247,194	)(1)	$(629,544	)(1)	$(53,275	)(1)

Total	$(247,194)		$(629,544)		$(53,275)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2013 was as follows:

	Municipal Fund		California Fund		New York Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$989,867	(1)	$920,638	(1)	$237,342	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(339,651	)(2)	$(548,495	)(2)	$(80,677	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amounts of futures contracts outstanding during the six months ended March 31, 2013, which are indicative of the volume of this derivative type, were approximately as follows:

	Municipal Fund	California Fund	New York Fund

Average Notional Amount:
Futures Contracts	$34,343,000	$39,400,000	$7,500,000

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

32

Eaton Vance

Municipal Bond Funds

March 31, 2013

Notes to Financial Statements (Unaudited) — continued

At March 31, 2013, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Municipal Fund
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Municipal Securities	$—	$1,548,572,707	$—	$1,548,572,707
Corporate Bonds & Notes	—	—	208,140	208,140

Total Investments	$—	$1,548,572,707	$208,140	$1,548,780,847

Liability Description

Futures Contracts	$(247,194)	$—	$—	$(247,194)

Total	$(247,194)	$—	$—	$(247,194)

California Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$478,509,414	$—	$478,509,414

Total Investments	$—	$478,509,414	$—	$478,509,414

Liability Description

Futures Contracts	$(629,544)	$—	$—	$(629,544)

Total	$(629,544)	$—	$—	$(629,544)

New York Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$363,356,834	$—	$363,356,834

Total Investments	$—	$363,356,834	$—	$363,356,834

Liability Description

Futures Contracts	$(53,275)	$—	$—	$(53,275)

Total	$(53,275)	$—	$—	$(53,275)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

California Fund and New York Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. Level 3 investments held by Municipal Fund at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2013 is not presented.

At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

33

Eaton Vance

Municipal Bond Funds

March 31, 2013

Officers and Trustees

Officers of Eaton Vance Municipal Bond Funds

Cynthia J. Clemson

President of EVM and ENX

Thomas M. Metzold

President of EIM

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipal Bond Funds

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of March 31, 2013, Fund records indicate that there are 194, 31 and 47 registered shareholders for Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund, respectively, and approximately 23,016, 5,555 and 4,940 shareholders owning the Fund shares in street name, such as through brokers, banks and financial intermediaries for Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbols

Municipal Bond Fund	EIM
California Municipal Bond Fund	EVM
New York Municipal Bond Fund	ENX

34

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders.  A Fund also may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that a Fund will take such action or that such purchases would reduce the discount. If applicable, a Fund may also redeem or purchase its outstanding auction preferred shares (APS) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  The Eaton Vance closed-end funds make certain fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each month. Certain fund performance data for the funds, including total returns, are posted to the website shortly after the end of each month. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

35

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

American Stock Transfer & Trust Company

59 Maiden Lane

Plaza Level

New York, NY 10038

Fund Offices

Two International Place

Boston, MA 02110

1453-5/13	CE-IMBSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	May 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 9, 2013

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	May 9, 2013